Other net losses	6 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
Other net losses	Other net losses
Other net losses consist of the following:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Restructuring costs (a)	$(9.7)	$(6.8)	$(28.9)	$(12.4)
WEMA write-off (note 4(a))	(17.2)	—	(17.2)	—
Other (b)	(1.3)	6.3	(3.4)	(1.8)
	$(28.2)	$(0.5)	$(49.5)	$(14.2)
(a)Restructuring costs
Restructuring costs include one-time costs related to the Company's ongoing simplification and transition to a premium pure-play utility. Such costs include severance, fees paid to third-party consultants, litigation costs and other non-recurring items.
(b)Other
For the three and six months ended June 30, 2026, other losses primarily consist of other miscellaneous write-downs, net of miscellaneous gains.